VARIABLE INTEREST ENTITIES	9 Months Ended
Sep. 30, 2025
Variable Interest Entity, Measure of Activity [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Consolidated VIEs
The Company consolidates VIEs in which the Company is deemed to have both the power to direct the most significant activities of the entities and the right to receive benefits, or the obligation to absorb losses, that could potentially be significant to the entities.
The table below presents the carrying value and classification of the assets and liabilities of VIEs consolidated within the Condensed Consolidated Balance Sheets, after elimination of intercompany balances:

	September 30, 2025		December 31, 2024
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
Offshore Solana Fund	$12,151	$—	$17,811	$4
Figure REIT	62,353	43,861	121,817	103,556
Figure Certificate Company	22,612	21,998	—	—
Total	$97,116	$65,859	$139,628	$103,560
Additionally, the Company has wholly-owned consolidated VIEs that are formed to acquire, receive, participate, hold, release and dispose of participation interests for the Company’s warehouse facilities. The Company is the primary beneficiary of these VIEs, and retains the risks and benefits associated with the assets and liabilities transferred to the VIEs. See Note 6 for further discussion of the Company’s warehouse facilities.
Offshore Solana Fund
The Offshore Solana Fund was initially a wholly-owned subsidiary of the Company. In July 2024, the Company sold 2.8% of the Offshore Solana Fund limited partnership interests to unrelated third parties. As of September 30, 2025, the Company holds a 97.2% interest in the Offshore Solana Fund. Through its ownership of the general partner, the Company has the power to direct the activities that most significantly impact the economic performance of the Offshore Solana Fund and the Company has an obligation to absorb losses or receive returns of the Offshore Solana Fund. Third-party limited partners in the Offshore Solana Fund hold a ratable interest in the fair value of the Offshore Solana Fund’s net assets, and the Company presents such noncontrolling interests at fair value in the Condensed Consolidated Balance Sheets and reflects changes thereon in the Condensed Consolidated Statements of Operations.
Figure REIT
The Company holds all voting rights in Figure REIT, and it directs the activities that most significantly impact the economic performance of Figure REIT through an advisor. However, third parties own 44.9% of the non-voting equity in Figure REIT at September 30, 2025. While the Company has economic exposure through its direct and indirect interest in Figure REIT, there is no recourse to the Company for Figure REIT’s liabilities.
See Note 7 for further discussion of noncontrolling interests in the Offshore Solana Fund and Figure REIT.
Figure Certificate Company
FCC is a face-amount certificate company registered with the SEC. FCC was incorporated in April 2023 as a wholly-owned subsidiary of FT until the Reorganization in 2024. Subsequent to the Reorganization, FCC is a wholly-owned subsidiary of FMH. The Company holds all voting rights in FCC and it directs the activities that most significantly impact the economic performance of FCC.
Non-Consolidated VIEs
While the Company continues to be involved with securitizations considered VIEs in its role as the sponsor and the servicer of securitization transactions, the Company has determined that it is not the primary beneficiary of these entities and therefore does not consolidate these securitizations. These entities are established as grantor trusts for various securitization transactions. The activities that most significantly impact the economic performance of the VIE include servicing activities with respect to delinquent and defaulted loans, determined by a third-party special servicer that the Company may not remove without cause. Assets transferred into each securitization trust are legally isolated from the creditors of the Company, not available to satisfy obligations of the Company, and can only be used to settle obligations of the underlying trust in exchange for debt securities and beneficial interests sold.
The following table summarizes the aggregate risk characteristics of the unconsolidated VIEs and the Company’s maximum exposure to loss at September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
UPB of securitization collateral	$4,595,629	$2,785,341
Weighted average delinquency(A)	0.7%	0.4%
Face amount of debt held by third parties	$4,165,312	$2,586,297
Maximum exposure(B)	$299,322	$201,512
__________________
(A)Represents the percentage of the UPB that is 60+ days delinquent.
(B)Primarily represents the aggregate fair value of the Company’s investments in marketable securities and the servicing assets associated with underlying collateral of the securitizations. In certain cases, the Company is obligated to fund securitization reserve accounts. See Note 10 for further discussion regarding the Company’s reserve account funding obligations.
VARIABLE INTEREST ENTITIES
Consolidated VIEs
The Company's consolidated VIEs at December 31, 2024 included a fund limited partnership and a REIT in which the Company has investments and is deemed to have both the power to direct the most significant activities of the entities and the right to receive benefits, or the obligation to absorb losses, that could potentially be significant to these entities.
The table below presents the carrying value and classification of the assets and liabilities of consolidated VIEs on the Consolidated Balance Sheets:

	December 31, 2024			December 31, 2023
	Offshore Solana Fund	Figure REIT	Total	Figure REIT	Total
Total assets(A)	$17,811	$121,817	$139,628	$67,264	$67,264
Total liabilities(A)	4	103,556	103,560	55,344	55,344
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(A)Intercompany balances have been eliminated.
Offshore Solana Fund
The Offshore Solana Fund was initially a wholly-owned subsidiary of the Company. In July 2024, the Company sold 2.8% of the Offshore Solana Fund limited partnership interests to unrelated third parties. As of December 31, 2024, the Company holds a 97.2% interest in the Offshore Solana Fund. Through its ownership of the general partner, the Company has the power to direct the activities that most significantly impact the economic performance of the Offshore Solana Fund and the Company has an obligation to absorb losses or receive returns of the Offshore Solana Fund. Third-party limited partners in the Offshore Solana Fund hold a ratable interest in the fair value of the Offshore Solana Fund’s net assets, and the Company presents such noncontrolling interests at fair value in the Consolidated Balance Sheets and reflects changes thereon in the Consolidated Statements of Operations. See Note 7 for further discussion of the noncontrolling interests in the entity.
Figure REIT
The Company manages Figure REIT, Inc. (“Figure REIT”) and has a variable interest in the entity based on its ability to direct the activities that most significantly impact the economic performance of Figure REIT, as the entity is managed by an advisor, who is controlled and managed directly or indirectly through subsidiaries of the Company. The assets of Figure REIT may be used to settle obligations of the entity. There is no recourse to the Company for liabilities of Figure REIT. Additionally, the Company has significant economic exposure through its direct and indirect interest in the Figure REIT. See Note 7 for further discussion of the noncontrolling interests in the entity.
Non-Consolidated VIEs
While the Company continues to be involved with securitization VIEs in its role as the sponsor and the servicer of securitization transactions, the Company has determined that it is not the primary beneficiary of these entities and does not consolidate. These entities are established as grantor trusts for various securitization transactions. The activities that most significantly impact the economic performance of the VIE include servicing activities with respect to delinquent loans and defaults, performed by a third-party subservicer that the Company may not remove without cause. Assets transferred into each securitization trust are legally isolated from the creditors of the Company, not available to satisfy obligations of the Company, and can only be used to settle obligations of the underlying trust in exchange for debt securities and beneficial interests sold.
The following table summarizes the aggregate risk characteristics of the unconsolidated VIEs and the Company’s maximum exposure to loss at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
UPB of securitization collateral	$2,785,341	$716,986
Weighted average delinquency(A)	0.4%	0.4%
Face amount of debt held by third parties	$2,586,297	$632,602
Maximum exposure(B)	$201,512	$43,333
__________________
(A)Represents the percentage of the UPB that is 60+ days delinquent.
(B)Primarily represents the aggregate fair value of the Company’s investments in marketable securities and the servicing assets associated with underlying collateral of the securitizations. In certain cases, the Company is obligated to fund securitization reserve accounts. See Note 9 for further discussion regarding the Company’s reserve account funding obligations.